SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	6 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Employees, consultants and directors [Member]
Number [Abstract]
Outstanding at beginning of year | shares	4,233,950	4,030,702
Granted | shares	302,000	217,500
Exercised | shares	(5,624)	(136,383)
Forfeited | shares	(344,241)	(360,980)
Outstanding at end of year | shares	4,186,085	3,750,839
Exercisable at end of year | shares	2,749,667	2,417,326
Weighted Average Exercise Prices [Abstract]
Outstanding at beginning of year | $ / shares	$ 5.54	$ 6.24
Granted | $ / shares	1.17	6.27
Exercised | $ / shares	1.09	2.96
Forfeited | $ / shares	5.04	10.5
Outstanding at end of year | $ / shares	4.66	6.42
Exercisable at end of year | $ / shares	$ 6.05	$ 7.67
Employees, consultants and directors of company's subsidiaries [Member]
Number [Abstract]
Outstanding at beginning of year | shares	1,901,992	1,798,780
Granted | shares	297,523	431,851
Exercised | shares	(8,270)	0
Forfeited | shares	(141,145)	(16,485)
Outstanding at end of year | shares	2,050,100	2,214,146
Exercisable at end of year | shares	1,209,005	1,007,821
Weighted Average Exercise Prices [Abstract]
Outstanding at beginning of year | $ / shares	$ 1.39	$ 0.9
Granted | $ / shares	0.56	4.71
Exercised | $ / shares	0.2	0
Forfeited | $ / shares	7.95	0.2
Outstanding at end of year | $ / shares	1.24	1.65
Exercisable at end of year | $ / shares	$ 1.02	$ 0.63